UNITED STATES
             SECRITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F
                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Analytic Asset Management, Inc.
Address:            600 Third Avenue, Floor 17
                    New York, NY 10016

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Taylor T. Gray
Title:            Executive Vice President
Phone:            212-984-6270

Signature,        Place,               and Date of Signing:
Taylor T. Gray,   New York, New York,  January 27, 2004

Report Type (Check only one.):
               [ X]        13F HOLDINGS REPORT.
               [  ]        13F NOTICE.
               [  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       78
Form 13F Information Table Value Total:       $189,502

List of Other Included Managers:
NONE

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FORM 13F INFORMATION TABLE
                                                           VALUE   SHRS/    SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Abercrombie & Fitch Co         COM              002896207     1635    66150 SH       SOLE                   66150                  0
Amdocs Ltd                     COM              G02602103     1012    45000 SH       SOLE                   45000                  0
Amer. Int'l Group              COM              026874107     4229    63805 SH       SOLE                   23285              40520
American Express Co            COM              025816109     3926    81400 SH       SOLE                   81400                  0
AmSouth Bancorporation         COM              032165102     3990   162850 SH       SOLE                    3000             159850
Apache Corp                    COM              037411105     1674    20642 SH       SOLE                   13650               6992
Atlantic Liberty               COM              048668107      581    29700 SH       SOLE                   29700                  0
Autodesk Inc                   COM              052769106     2596   105600 SH       SOLE                  105600                  0
Bank Of America Corp           COM              060505104      362     4500 SH       SOLE                    4500                  0
Barrick Gold Corp              COM              067901108     2108    92815 SH       SOLE                   39550              53265
Biomet                         COM              090613100     1199    33100 SH       SOLE                   33100                  0
Bristol-Myers Squibb           COM              110122108      336    11749 SH       SOLE                    5700               6049
Burlington Northern            COM              12189T104     1912    59110 SH       SOLE                   48650              10460
Cardinal Health                COM              14149Y108     3165    51744 SH       SOLE                   13500              38244
Check Point Software           COM              M22465104      169    10000 SH       SOLE                   10000                  0
ChevronTexaco Corp             COM              166764100     1806    20900 SH       SOLE                   20900                  0
Cisco Systems Inc.             COM              17275R102     4162   171758 SH       SOLE                  171658                100
Citigroup Inc                  COM              020002101     7268   149738 SH       SOLE                  102543              47195
Colgate Palmolive Co           COM              194162103     3831    76550 SH       SOLE                   76550                  0
Comcast Corp - Cl A            COM              200300200     1031    32940 SH       SOLE                   32940                  0
Comverse Technology            COM              205862402     2646   150400 SH       SOLE                  150400                  0
ConocoPhillips                 COM              20825C104     3555    54215 SH       SOLE                   13950              40265
Consolidated Edison Co         COM              209115104      361     8400 SH       SOLE                    8400                  0
Costco                         COM              22160K105     6209   166990 SH       SOLE                  122850              44140
Cox Communications Inc         COM              224044107      251     7300 SH       SOLE                    7300                  0
Dell Computer                  COM              247025109      911    26800 SH       SOLE                   26800                  0
DST Systems Inc                COM              233326107      393     9400 SH       SOLE                    9400                  0
Edwards AG Inc Com             COM              281760108      254     7000 SH       SOLE                    7000                  0
EI Du Pont De Nemours          COM              263534109     3632    79140 SH       SOLE                   79140                  0
Eli Lilly & Co.                COM              532457108     2026    28800 SH       SOLE                   28800                  0
EMC Corp.                      COM              268648102      724    56000 SH       SOLE                   56000                  0
Estee Lauder                   COM              518439104     1755    44700 SH       SOLE                   43900                800
Exxon Mobil Corp.              COM              302290101     8078   197034 SH       SOLE                  116798              80236
Fannie Mae                     COM              313586109     2852    38000 SH       SOLE                   37500                500
Fiserv Inc                     COM              337738108     2877    72762 SH       SOLE                   72762                  0
FPL Group                      COM              302571104     2596    39675 SH       SOLE                    6000              33675
General Electric Co            COM              369604103     6076   196126 SH       SOLE                  195308                818
Gillette Company               COM              375766102      828    22546 SH       SOLE                   20200               2346
Ingersoll-Rand Co - Cl A       COM              G4776G101      339     5000 SH       SOLE                    5000                  0
Intel Corp                     COM              458140100     5716   178340 SH       SOLE                  178165                175
International Business MachinesCOM              459200101      278     3002 SH       SOLE                    2290                712
Jack Henry & Associates Inc    COM              426281101      720    35000 SH       SOLE                   35000                  0
Johnson & Johnson              COM              478160104      937    18140 SH       SOLE                   18100                 40
Keycorp                        COM              493267108     2590    88330 SH       SOLE                   86700               1630
Kimberly Clark Corp.           COM              494368103     3859    65300 SH       SOLE                   65300                  0
Kinder Morgan Inc              COM              49455P101     6160   104230 SH       SOLE                   53000              51230
Kohls Corp                     COM              500255104      449    10000 SH       SOLE                   10000                  0
Legg Mason Inc                 COM              524901105     4555    59013 SH       SOLE                   19513              39500
Limited Brands                 COM              532716107     2533   140500 SH       SOLE                  140500                  0
Marsh & McLennan Cos           COM              571748102     1135    23700 SH       SOLE                   23500                200
Medtronic                      COM              585055106     2994    61600 SH       SOLE                   61600                  0
Merck & Company Inc            COM              589331107      383     8299 SH       SOLE                    8299                  0
Merrill Lynch & Co.            COM              590188108     1290    22000 SH       SOLE                   22000                  0
Microsoft Corp.                COM              594918104     7429   271415 SH       SOLE                  150470             120945
Morgan Stan Dean Wittr         COM              617446448     1933    33400 SH       SOLE                   33400                  0
Mylan Laboratories             COM              628530107     3326   131670 SH       SOLE                   30000             101670
National-Oilwell Inc           COM              637071101      783    35000 SH       SOLE                   35000                  0
Network Associates Inc         COM              640938106      602    40000 SH       SOLE                   40000                  0
New York Community Bancorp     COM              649445103      913    24000 SH       SOLE                   24000                  0
Nokia Corp                     COM              654902204      871    51210 SH       SOLE                   48000               3210
North Fork Bancorporation      COM              659424105      623    15400 SH       SOLE                    4000              11400
Northern Trust Corp            COM              665859104     1953    42200 SH       SOLE                   42200                  0
Oracle Systems Corp            COM              68389X105      448    33900 SH       SOLE                   33900                  0
Oxford Health Plans Inc        COM              691471106     1681    38650 SH       SOLE                   38650                  0
Parker Hannifin Corp           COM              701094104     1339    22500 SH       SOLE                   22500                  0
Pennsylvania REIT              COM              709102107     4883   134515 SH       SOLE                   52950              81565
Pepsico Inc.                   COM              713448108      452     9690 SH       SOLE                     800               8890
Pfizer Inc.                    COM              717081103     4490   127088 SH       SOLE                   88050              39038
Procter & Gamble Co            COM              742718109     5245    52512 SH       SOLE                   48642               3870
Royal Dutch Petroleum          COM              780257804      604    11520 SH       SOLE                   11520                  0
Schlumberger Ltd.              COM              806857108      241     4400 SH       SOLE                    4400                  0
Target Corp                    COM              87612E106      384    10000 SH       SOLE                   10000                  0
Tiffany & Co.                  COM              886547108     2631    58200 SH       SOLE                   58200                  0
Varian Medical Systems Inc     COM              92220P105     3874    56070 SH       SOLE                   18100              37970
Viacom Inc                     COM              925524308     3189    71850 SH       SOLE                   71850                  0
Walgreen Co.                   COM              931422109     6250   171795 SH       SOLE                   99550              72245
Washington Reit                COM              939653101     5040   172590 SH       SOLE                   32300             140290
Weingarten Realty Investors    COM              948741103     3364    75840 SH       SOLE                   20400              55440


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